Expense Example - Transamerica Morgan Stanley Capital Growth VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	75	233	406	906	100	312	542	1,201